Exhibit 99.10

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series Name	2023-5
Collection Period	June 2024
Payment Date	07/22/2024
Transaction Month	10
Anticipated Redemption Date	09/22/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$265,070,000.00	5.61%	09/08/2028
Class A-1b	$113,600,000.00	SOFR +0.68%	09/08/2028
Class B	$28,950,000.00	5.85%	09/08/2028
Class C	$17,380,000.00	6.09%	09/08/2028

Total	$425,000,000.00

Class A-1b Note Interest Derivation

SOFR Adjustment Date	07/15/2024
Compound SOFR for Interest Period	5.34106%
Spread over Compounded SOFR	0.68%
Note Interest Rate	6.02106%
Note Balance at the beginning of the Interest Period	$113,600,000.00
Days in the Interest Period	32
Note Monthly Interest	$607,993.26

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series 2023-5 Available Funds and other sources of funds
Series 2023-5 Allocation Percentage x Group One Available Funds	$25,803,613.54
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$25,803,613.54

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$4,632,152.59
Required Reserve Amount	$4,632,152.59
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$4,632,152.59

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$33.56	$33.56	$0.00	$0.00	$25,803,579.98
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$25,802,329.98
Owner Trustee Fee	$100.68	$100.68	$0.00	$0.00	$25,802,229.30
Asset Representations Reviewer Fee	$16.52	$16.52	$0.00	$0.00	$25,802,212.78
Supplemental ARR Fee	$88.06	$88.06	$0.00	$0.00	$25,802,124.72
Servicing Fee	$327,990.24	$327,990.24	$0.00	$0.00	$25,474,134.48
Class A-1a Note Interest	$1,239,202.25	$1,239,202.25	$0.00	$0.00	$24,234,932.23
Class A-1b Note Interest	$607,993.26	$607,993.26	$0.00	$0.00	$23,626,938.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,626,938.97
Class B Note Interest	$141,131.25	$141,131.25	$0.00	$0.00	$23,485,807.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,485,807.72
Class C Note Interest	$88,203.50	$88,203.50	$0.00	$0.00	$23,397,604.22
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,397,604.22
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$23,397,604.22
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,397,604.22
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$23,397,604.22
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$23,397,604.22
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$23,397,604.22
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$23,397,604.22
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$23,397,604.22
Class R Interest	$23,397,604.22	$23,397,604.22	$0.00	$0.00	$0.00

Total	$25,803,613.54	$25,803,613.54	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,239,202.25	$0.00	$0.00	$1,239,202.25
Class A-1b	$0.00	$0.00	$607,993.26	$0.00	$0.00	$607,993.26
Class B	$0.00	$0.00	$141,131.25	$0.00	$0.00	$141,131.25
Class C	$0.00	$0.00	$88,203.50	$0.00	$0.00	$88,203.50

Total	$0.00	$0.00	$2,076,530.26	$0.00	$0.00	$2,076,530.26

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.68	$0.00	$4.68
Class A-1b	$1,000.00	$5.35	$0.00	$5.35
Class B	$1,000.00	$4.88	$0.00	$4.88
Class C	$1,000.00	$5.08	$0.00	$5.08

Total	$1,000.00	$4.89	$0.00	$4.89

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$265,070,000.00	1.00	$265,070,000.00	1.00
Class A-1b	$113,600,000.00	1.00	$113,600,000.00	1.00
Class B	$28,950,000.00	1.00	$28,950,000.00	1.00
Class C	$17,380,000.00	1.00	$17,380,000.00	1.00

Total	$425,000,000.00	1.00	$425,000,000.00	1.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$212,500,000.00
Ending Principal Funding Account Limit	$212,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.